SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated July 9, 2018
to the Class F Prospectus dated January 31, 2018, as amended on April 19, 2018, May 1, 2018 and May 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund and Tax-Managed Large Cap Fund

In the Fund Summary for each the Large Cap Fund and Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mar Vista Investment Partners, LLC	Silas A. Myers, CFA	Since 2018	Portfolio Manager/ Analyst
	Brian L. Massey, CFA	Since 2018	Portfolio Manager/ Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under each of the headings titled "Large Cap Fund" and "Tax-Managed Large Cap Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Mar Vista Investment Partners, LLC: Mar Vista Investment Partners, LLC (Mar Vista), located at 11150 Santa Monica Blvd, Suite 320, Los Angeles, California 90025, serves as a Sub-Adviser to the Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Mar Vista. Silas A. Myers, CFA is a co-founder and majority shareholder of Mar Vista. Mr. Myers serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth and Focus strategies and has 27 years of investment experience. Before starting Mar Vista in 2007, Mr. Myers spent seven years as a portfolio manager and analyst at Roxbury Capital Management. Mr. Myers was also an equity analyst and product specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis. Mr. Myers began his career as a vice president and portfolio manager at Utendahl Capital Management. Mr. Myers has a B.A. in psychology and an M.B.A., both from Harvard University. Mr. Myers is also a Robert A. Toigo Foundation Alumnus. Brian L. Massey, CFA is a co-founder of Mar Vista and serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth, Focus and Global strategies. Mr. Massey has 26 years of investment experience. Prior to starting Mar Vista in 2007, Mr. Massey spent 10 years as both a portfolio manager and analyst, and was Director of Research at Roxbury Capital Management. Before coming to Roxbury, Mr. Massey was a management consultant in KPMG Peat Marwick's Corporate Finance and Strategic Consulting group. Mr. Massey has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.

Change in Portfolio Management of the Large Cap Growth Fund

In the Fund Summary for the Large Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
McKinley Capital Management, LLC	Robert B. Gillam	Since 2018	Chief Executive Officer
	Robert A. Gillam, CFA	Since 2018	President, Chief Investment Officer
	Sheldon J. Lien, CFA	Since 2018	Portfolio Manager
	Brandon S. Rinner, CFA	Since 2018	Portfolio Manager
	M. Forrest Badgley, CFA	Since 2018	Portfolio Manager
	Flora J. Kim	Since 2018	Director of Investments
	Martino M. Boffa, CFA	Since 2018	Director of Investments, Alternative Structures
	Shierley Widjaja, CFA	Since 2018	Portfolio Manager
	Grant M. McGregor	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Growth Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

McKinley Capital Management, LLC: McKinley Capital Management, LLC (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, manages the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital. The team consists of Robert B. Gillam, Robert A. Gillam, CFA, Sheldon J. Lien, CFA, Brandon S. Rinner, CFA, M. Forrest Badgley, CFA, Flora J. Kim, Martino M. Boffa, CFA, Shierley Widjaja, CFA and Grant M. McGregor who are all responsible for all aspects of the day-to-day decisions regarding investments. The portfolio management team is responsible for security selection and portfolio construction, based on consensus, within the confines of McKinley Capital's systematic, disciplined investment process in accordance with the client's objectives and guidelines. Mr. Robert B. Gillam, McKinley Capital's Chief Executive Officer, has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has over 47 years of investment experience. Mr. Robert A. Gillam, President and Chief Investment Officer, has been a Portfolio Manager at McKinley Capital since 1994 and has over 23 years of investment management experience. Mr. Lien has been a Portfolio Manager at McKinley Capital since 1995 and has over 22 years of investment experience. Mr. Rinner has been a Portfolio Manager at McKinley Capital since 1998 and has over 19 years of investment experience. Mr. Badgley has been at McKinley Capital since 2004, serving previously as a Quantitative Analyst from 2004 to 2006, and a Portfolio Manager since 2006. Mr. Badgley has over 24 years of investment experience. Ms. Kim has been at McKinley Capital since 2007, serving previously as a Qualitative Research Analyst from 2007 to 2017, and a Portfolio Manager since 2017. Ms. Kim has over 15 years of investment experience, and currently serves as a Director of Investments. Mr. Boffa has been a Portfolio Manager at McKinley Capital since 2010 and has over 26 years of investment experience, and currently serves as Director of Investments, Alternative Structures. Prior to joining McKinley Capital, Mr. Boffa worked as Senior Director of Arbitrage Strategies at Credit Suisse First Boston from 2007 to 2009. Ms. Widjaja has been at McKinley Capital since 2010, serving previously as a Qualitative Research Analyst from 2010 to 2017, and a Portfolio Manager since 2017. Ms. Widjaja has over 7 years of investment experience. Mr. McGregor has been at McKinley Capital since 2011, serving previously as a Portfolio Assistant from 2011 to 2017, and a Portfolio Manager since 2017. Since joining the McKinley Capital, he has assisted in a variety of portfolio management functions that include qualitative stock research, risk analysis, and model implementation. Mr. McGregor has less than 1 year of investment experience.

There are no other changes to the Prospectus.

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SEI-F-1161 (7/18)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
(the "Funds")

Supplement Dated July 9, 2018
to the Class I Prospectus dated January 31, 2018, as amended on April 19, 2018 and May 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mar Vista Investment Partners, LLC	Silas A. Myers, CFA	Since 2018	Portfolio Manager/ Analyst
	Brian L. Massey, CFA	Since 2018	Portfolio Manager/ Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Mar Vista Investment Partners, LLC: Mar Vista Investment Partners, LLC (Mar Vista), located at 11150 Santa Monica Blvd, Suite 320, Los Angeles, California 90025, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Mar Vista. Silas A. Myers, CFA is a co-founder and majority shareholder of Mar Vista. Mr. Myers serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth and Focus strategies and has 27 years of investment experience. Before starting Mar Vista in 2007, Mr. Myers spent seven years as a portfolio manager and analyst at Roxbury Capital Management. Mr. Myers was also an equity analyst and product specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis. Mr. Myers began his career as a vice president and portfolio manager at Utendahl Capital Management. Mr. Myers has a B.A. in psychology and an M.B.A., both from Harvard University. Mr. Myers is also a Robert A. Toigo Foundation Alumnus. Brian L. Massey, CFA is a co-founder of Mar Vista and serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth, Focus and Global strategies. Mr. Massey has 26 years of investment experience. Prior to starting Mar Vista in 2007, Mr. Massey spent 10 years as both a portfolio manager and analyst, and was Director of Research at Roxbury Capital Management. Before coming to Roxbury, Mr. Massey was a management consultant in KPMG Peat Marwick's Corporate Finance and Strategic Consulting group. Mr. Massey has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.

Change in Portfolio Management of the Large Cap Growth Fund

In the Fund Summary for the Large Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
McKinley Capital Management, LLC	Robert B. Gillam	Since 2018	Chief Executive Officer
	Robert A. Gillam, CFA	Since 2018	President, Chief Investment Officer
	Sheldon J. Lien, CFA	Since 2018	Portfolio Manager
	Brandon S. Rinner, CFA	Since 2018	Portfolio Manager
	M. Forrest Badgley, CFA	Since 2018	Portfolio Manager
	Flora J. Kim	Since 2018	Director of Investments
	Martino M. Boffa, CFA	Since 2018	Director of Investments, Alternative Structures
	Shierley Widjaja, CFA	Since 2018	Portfolio Manager
	Grant M. McGregor	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Growth Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

McKinley Capital Management, LLC: McKinley Capital Management, LLC (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, manages the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital. The team consists of Robert B. Gillam, Robert A. Gillam, CFA, Sheldon J. Lien, CFA, Brandon S. Rinner, CFA, M. Forrest Badgley, CFA, Flora J. Kim, Martino M. Boffa, CFA, Shierley Widjaja, CFA and Grant M. McGregor who are all responsible for all aspects of the day-to-day decisions regarding investments. The portfolio management team is responsible for security selection and portfolio construction, based on consensus, within the confines of McKinley Capital's systematic, disciplined investment process in accordance with the client's objectives and guidelines. Mr. Robert B. Gillam, McKinley Capital's Chief Executive Officer, has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has over 47 years of investment experience. Mr. Robert A. Gillam, President and Chief Investment Officer, has been a Portfolio Manager at McKinley Capital since 1994 and has over 23 years of investment management experience. Mr. Lien has been a Portfolio Manager at McKinley Capital since 1995 and has over 22 years of investment experience. Mr. Rinner has been a Portfolio Manager at McKinley Capital since 1998 and has over 19 years of investment experience. Mr. Badgley has been at McKinley Capital since 2004, serving previously as a Quantitative Analyst from 2004 to 2006, and a Portfolio Manager since 2006. Mr. Badgley has over 24 years of investment experience. Ms. Kim has been at McKinley Capital since 2007, serving previously as a Qualitative Research Analyst from 2007 to 2017, and a Portfolio Manager since 2017. Ms. Kim has over 15 years of investment experience, and currently serves as a Director of Investments. Mr. Boffa has been a Portfolio Manager at McKinley Capital since 2010 and has over 26 years of investment experience, and currently serves as Director of Investments, Alternative Structures. Prior to joining McKinley Capital, Mr. Boffa worked as Senior Director of Arbitrage Strategies at Credit Suisse First Boston from 2007 to 2009. Ms. Widjaja has been at McKinley Capital since 2010, serving previously as a Qualitative Research Analyst from 2010 to 2017, and a Portfolio Manager since 2017. Ms. Widjaja has over 7 years of investment experience. Mr. McGregor has been at McKinley Capital since 2011, serving previously as a Portfolio Assistant from 2011 to 2017, and a Portfolio Manager since 2017. Since joining McKinley Capital, he has assisted in a variety of portfolio management functions that include qualitative stock research, risk analysis, and model implementation. Mr. McGregor has less than 1 year of investment experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1162 (7/18)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated July 9, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on February 14, 2018, April 19,
2018, May 1, 2018 and May 3, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund and Tax-Managed Large Cap Fund

In the Fund Summary for each the Large Cap Fund and Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mar Vista Investment Partners, LLC	Silas A. Myers, CFA	Since 2018	Portfolio Manager/ Analyst
	Brian L. Massey, CFA	Since 2018	Portfolio Manager/ Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under each of the headings titled "Large Cap Fund" and "Tax-Managed Large Cap Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Mar Vista Investment Partners, LLC: Mar Vista Investment Partners, LLC (Mar Vista), located at 11150 Santa Monica Blvd, Suite 320, Los Angeles, California 90025, serves as a Sub-Adviser to the Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Mar Vista. Silas A. Myers, CFA is a co-founder and majority shareholder of Mar Vista. Mr. Myers serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth and Focus strategies and has 27 years of investment experience. Before starting Mar Vista in 2007, Mr. Myers spent seven years as a portfolio manager and analyst at Roxbury Capital Management. Mr. Myers was also an equity analyst and product specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis. Mr. Myers began his career as a vice president and portfolio manager at Utendahl Capital Management. Mr. Myers has a B.A. in psychology and an M.B.A., both from Harvard University. Mr. Myers is also a Robert A. Toigo Foundation Alumnus. Brian L. Massey, CFA is a co-founder of Mar Vista and serves as a portfolio manager and research analyst for Mar Vista's Strategic Growth, Focus and Global strategies. Mr. Massey has 26 years of investment experience. Prior to starting Mar Vista in 2007, Mr. Massey spent 10 years as both a portfolio manager and analyst, and was Director of Research at Roxbury Capital Management. Before coming to Roxbury, Mr. Massey was a management consultant in KPMG Peat Marwick's Corporate Finance and Strategic Consulting group. Mr. Massey has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.

Change in Portfolio Management of the Large Cap Growth Fund

In the Fund Summary for the Large Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
McKinley Capital Management, LLC	Robert B. Gillam	Since 2018	Chief Executive Officer
	Robert A. Gillam, CFA	Since 2018	President, Chief Investment Officer
	Sheldon J. Lien, CFA	Since 2018	Portfolio Manager
	Brandon S. Rinner, CFA	Since 2018	Portfolio Manager
	M. Forrest Badgley, CFA	Since 2018	Portfolio Manager
	Flora J. Kim	Since 2018	Director of Investments
	Martino M. Boffa, CFA	Since 2018	Director of Investments, Alternative Structures
	Shierley Widjaja, CFA	Since 2018	Portfolio Manager
	Grant M. McGregor	Since 2018	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Growth Fund," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

McKinley Capital Management, LLC: McKinley Capital Management, LLC (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. A team of investment professionals, led by Robert B. Gillam, manages the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital. The team consists of Robert B. Gillam, Robert A. Gillam, CFA, Sheldon J. Lien, CFA, Brandon S. Rinner, CFA, M. Forrest Badgley, CFA, Flora J. Kim, Martino M. Boffa, CFA, Shierley Widjaja, CFA and Grant M. McGregor who are all responsible for all aspects of the day-to-day decisions regarding investments. The portfolio management team is responsible for security selection and portfolio construction, based on consensus, within the confines of McKinley Capital's systematic, disciplined investment process in accordance with the client's objectives and guidelines. Mr. Robert B. Gillam, McKinley Capital's Chief Executive Officer, has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has over 47 years of investment experience. Mr. Robert A. Gillam, President and Chief Investment Officer, has been a Portfolio Manager at McKinley Capital since 1994 and has over 23 years of investment management experience. Mr. Lien has been a Portfolio Manager at McKinley Capital since 1995 and has over 22 years of investment experience. Mr. Rinner has been a Portfolio Manager at McKinley Capital since 1998 and has over 19 years of investment experience. Mr. Badgley has been at McKinley Capital since 2004, serving previously as a Quantitative Analyst from 2004 to 2006, and a Portfolio Manager since 2006. Mr. Badgley has over 24 years of investment experience. Ms. Kim has been at McKinley Capital since 2007, serving previously as a Qualitative Research Analyst from 2007 to 2017, and a Portfolio Manager since 2017. Ms. Kim has over 15 years of investment experience, and currently serves as a Director of Investments. Mr. Boffa has been a Portfolio Manager at McKinley Capital since 2010 and has over 26 years of investment experience, and currently serves as Director of Investments, Alternative Structures. Prior to joining McKinley Capital, Mr. Boffa worked as Senior Director of Arbitrage Strategies at Credit Suisse First Boston from 2007 to 2009. Ms. Widjaja has been at McKinley Capital since 2010, serving previously as a Qualitative Research Analyst from 2010 to 2017, and a Portfolio Manager since 2017. Ms. Widjaja has over 7 years of investment experience. Mr. McGregor has been at McKinley Capital since 2011, serving previously as a Portfolio Assistant from 2011 to 2017, and a Portfolio Manager since 2017. Since joining McKinley, he has assisted in a variety of portfolio management functions that include qualitative stock research, risk analysis, and model implementation. Mr. McGregor has less than 1 year of investment experience.

There are no other changes to the Prospectus.

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SEI-F-1163 (7/18)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Large Cap Index Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Conservative Income Fund
Tax-Free Conservative Income Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund
(the "Funds")

Supplement Dated July 9, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on February 14, 2018, April 19, 2018, May 1, 2018 and May 3, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the reference to "Jackson Square Partners, LLC" is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Jackson Square Partners, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

MAR VISTA INVESTMENT PARTNERS, LLC—Mar Vista Investment Partners, LLC ("Mar Vista") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Tax-Managed Large Cap Funds. Mar Vista was founded by Silas Myers, CFA, and Brian Massey, CFA, in November 2007 and 100% of Mar Vista's economics are owned by the investment team.

MCKINLEY CAPITAL MANAGEMENT, LLC—McKinley Capital Management, LLC ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Large Cap Growth Fund. McKinley Capital Management, Inc. was established in 1990 by Robert B. Gillam. Through a reorganization, which concluded on November 5, 2008, McKinley Capital Management, Inc., an Alaska corporation, became McKinley Capital, a single member managed Delaware limited-liability company. McKinley Capital is wholly-owned by a holding company, McKinley Capital Management, Inc., which is a Delaware corporation.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "JSP," the paragraphs thereunder are hereby deleted.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Mar Vista

Compensation. SIMC pays Mar Vista a fee based on the assets under management of the Large Cap and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between Mar Vista and SIMC. Mar Vista pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and Tax-Managed Large Cap Funds. The following information relates to the period ended March 31, 2018.

The investment team receives compensation consisting of salary and equity distributions. Mar Vista is 100% employee owned and the investment team is therefore rewarded based on annual profit distributions. The investment team is evaluated based on the overall performance of the strategies rather than individual contributions. Mar Vista believes equity ownership by the investment team is a unique and powerful attribute in an investment management firm.

Ownership of Fund Shares. As of March 31, 2018, Mar Vista's portfolio managers did not beneficially own any shares of the Large Cap or Tax-Managed Large Cap Funds.

Other Accounts. As of March 31, 2018, in addition to the Large Cap and Tax-Managed Large Cap Funds, Mar Vista's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Silas Myers, CFA	2	$618.7	5	$305.4	187	$1740.8
Brian Massey, CFA	2	$618.7	5	$305.4	190	$1742.0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap and Tax-Managed Large Cap Funds, which may have different investment guidelines and objectives. In addition to the Large Cap and Tax-Managed Large Cap Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Mar Vista's management of the Large Cap and Tax-Managed Large Cap Funds and other accounts, which, in theory, may allow Mar Vista to allocate investment opportunities in a way that favors other accounts over the Large Cap and Tax-Managed Large Cap Funds. This conflict of interest may be exacerbated to the extent that Mar Vista or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Large Cap and Tax-Managed Large Cap Funds. Mar Vista may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap and Tax-Managed Large Cap Funds. To the extent a particular investment is suitable for both the Large Cap Fund and the other accounts, such investments will be allocated between the Large Cap and Tax-Managed Large Cap Funds and the other accounts in a manner that Mar Vista determines is fair and equitable under the circumstances to all clients, including the Large Cap and Tax-Managed Large Cap Funds.

To address and manage these potential conflicts of interest, Mar Vista has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Mar Vista is dedicated to providing effective and professional investment advisory services to its clients and is dependent upon a high level of public and client confidence for its success. That confidence can only be maintained if the Mar Vista's supervised persons observe the highest standards of ethical behavior in the performance of their duties. Mar Vista has the obligation to exercise its authority for the benefit of its clients, to place the interest of its clients before its own and to refrain from having outside interests that conflict with the interests of its clients. Mar Vista and its supervised persons must avoid any circumstances that might adversely affect or appear to affect Mar Vista's duty of complete loyalty to clients.

McKinley

Compensation. SIMC pays McKinley Capital a fee based on the assets under management of the Large Cap Growth Fund as set forth in investment sub-advisory agreements between McKinley Capital and SIMC. McKinley Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Growth Fund. The following information relates to the period ended March 31, 2018.

Compensation to McKinley Capital's investment professionals is in the form of a base salary, discretionary cash bonus and incentive stock options/deferred compensation. The base salary is determined by the individual's years of experience and market rates. The cash bonus and incentive stock option/deferred compensation awards are based solely on the discretion of McKinley

Capital's President and Chief Executive Officer. There is no performance compensation for any portfolio manager with respect to any of the Large Cap Growth Fund.

Ownership of Fund Shares. As of March 31, 2018, McKinley Capital's portfolio managers did not beneficially own any shares of the Large Cap Growth Fund.

Other Accounts. As of March 31, 2018, in addition to the Large Cap Growth Fund, McKinley Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Portfolio Management Team**	4		$1,157.42	7		$418.70	23	$3,591.91
	1	*	$19.06	1	*	$131.44	0	0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  McKinley Capital employs a team approach to the management of all of its investment products.

Note: Number of accounts reflects institutional accounts; McKinley Capital also manages smaller accounts for high net worth individuals. The AUM associated with these smaller accounts are included in the asset figure.

Conflicts of Interest. The portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap Growth Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Large Cap Growth Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap Growth Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, McKinley Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McKinley Capital believes that it has designed policies and procedures to manage these conflicts in an appropriate manner.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Large Cap Growth Fund. Because of their positions with the Large Cap Growth Fund, the portfolio managers know the size, timing and possible market impact of Large Cap Growth Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Large Cap Growth Fund. However, McKinley Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Large Cap Growth Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Large Cap Growth Fund. This conflict of interest may be exacerbated to the extent that McKinley Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Large Cap Growth Fund. Notwithstanding this theoretical conflict of interest, it is McKinley Capital's policy to manage each account based on its investment objectives and related restrictions. McKinley Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Large Cap Growth Fund, such securities might not be suitable for the Large Cap Growth Fund given their investment objectives and related restrictions.

There are no other changes to the portfolio management of the Funds.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

Effective May 31, 2018, Joan A. Binstock was no longer a member of the Board of Trustees (the "Board") of SEI Institutional Managed Trust. Accordingly, all references to Ms. Binstock as a current member of the Board or any Committee thereof are hereby removed.

There are no other changes to the SAI.

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SEI-F-1164 (7/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated July 9, 2018
to the Statement of Additional Information (the "SAI") dated January 31, 2018, as amended on
April 19, 2018, May 3, 2018 and May 18, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

Effective May 31, 2018, Joan A. Binstock was no longer a member of the Board of Trustees (the "Board") of SEI Institutional Managed Trust. Accordingly, all references to Ms. Binstock as a current member of the Board or any Committee thereof are hereby removed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1165 (7/18)